UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2009

Check here if Amendment:  ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
				    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		ICM Asset Management, Inc.
Address:	W. 601 Main Avenue, Suite 600
       		Spokane WA 99201-0613

Form 13F File Number:	28-03766

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lisa House
Title:	Chief Compliance Officer
Phone:	(509)455-3588

Signature, Place and Date of Signing:

	Lisa House		Spokane, WA		      02/16/10
	[Signature]		[City, State]		[Date]

Report Type (Check only one.):

_X__	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		88

Form 13F Information Table Value Total:		115,625


List of Other Included Managers:		NONE


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                                                      ICM Asset Management, Inc
                                                              FORM 13F
                                                         Schedule 13F Report
                                                          December 31, 2009

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AAR Corp.                      COM              000361105     2252    97990 SH       Sole                    93400              4590
ABB Ltd. Sponsored ADR         COM              000375204      569    29798 SH       Sole                    27923              1875
Acco Brands Corp               COM              00081t108     1882   258550 SH       Sole                   245750             12800
ADC Telecommunications, Inc.   COM              000886309     1880   302724 SH       Sole                   289164             13560
Albany Int'l Corp-Cl A         COM              012348108     3673   163538 SH       Sole                   156193              7345
Alcoa, Inc.                    COM              013817101      533    33086 SH       Sole                    32686               400
Allegheny Technologies Inc     COM              01741r102      910    20317 SH       Sole                    18917              1400
American Equity Invt Life Hold COM              025676206     2838   381483 SH       Sole                   361663             19820
American Italian Pasta Co. Cla COM              027070101     2454    70540 SH       Sole                    66735              3805
Annaly Capital Mgmt, Inc.      COM              035710409     1556    89679 SH       Sole                    85989              3690
Applied Materials, Inc.        COM              038222105      777    55765 SH       Sole                    53715              2050
Aura Systems, Inc.             COM              051526200     2421  2953176 SH       Sole                  2953176
Avista Corp.                   COM              05379B107     1543    71448 SH       Sole                    68303              3145
Avon Products                  COM              054303102      711    22560 SH       Sole                    21310              1250
BakBone Software, Inc.         COM              057101107      105   233032 SH       Sole                   229882              3150
Bank Of America Corp.          COM              060505104      304    20210 SH       Sole                    20210
Banner Corporation             COM              06652V109       65    24175 SH       Sole                    24175
BE Aerospace, Inc.             COM              073302101     2131    90680 SH       Sole                    86105              4575
Boeing Co.                     COM              097023105      525     9707 SH       Sole                     9582               125
Bottomline Technologies, Inc.  COM              101388106     3771   214614 SH       Sole                   204789              9825
Cadence Design Systems, Inc.   COM              127387108     2015   336455 SH       Sole                   320260             16195
Cal Dive International Inc.    COM              12802t101     1099   145356 SH       Sole                   138901              6455
Cemex S.A.B. DE C.V.           COM              151290889      679    57471 SH       Sole                    53576              3895
Cinedigm Digital Cinema Corp   COM              172407108      443   360449 SH       Sole                   346324             14125
Cisco Systems, Inc.            COM              17275R102      751    31360 SH       Sole                    29385              1975
Citigroup, Inc.                COM              172967101      525   158586 SH       Sole                   147961             10625
CMS Energy                     COM              125896100      804    51330 SH       Sole                    51240                90
Coca Cola Co.                  COM              191216100      725    12711 SH       Sole                    11886               825
Coherent, Inc.                 COM              192479103     2062    69348 SH       Sole                    66028              3320
Convergys Corp.                COM              212485106     1742   162035 SH       Sole                   154025              8010
Cross Country Healthcare, Inc. COM              227483104     1320   133173 SH       Sole                   125523              7650
Cytec Industries, Inc.         COM              232820100     1649    45268 SH       Sole                    43128              2140
Devon Energy Corp.             COM              25179m103      624     8495 SH       Sole                     8420                75
Diageo PLC Sponsored ADR       COM              25243Q205      657     9470 SH       Sole                     8745               725
Dot Hill Systems Corp.         COM              25848t109     3563  1875340 SH       Sole                  1786615             88725
Elizabeth Arden, Inc.          COM              28660G106     1035    71710 SH       Sole                    67730              3980
Ericsson (LM) Tel Sp ADR       COM              294821608      590    64198 SH       Sole                    60098              4100
Exxon Mobil Corp.              COM              30231G102      534     7833 SH       Sole                     7106               727
Flow International, Inc.       COM              343468104     3213  1043339 SH       Sole                   997774             45565
Genzyme Corp. Gen'l Division   COM              372917104      649    13240 SH       Sole                    12365               875
Goodrich Corp.                 COM              382388106     2752    42829 SH       Sole                    40324              2505
Goodyear Tire & Rubber         COM              382550101      782    55455 SH       Sole                    50992              4463
H&E Equipment Services Inc.    COM              404030108     1167   111123 SH       Sole                   106623              4500
HealthTronics                  COM              42222L107     2446   926420 SH       Sole                   880000             46420
Hearusa, Inc.                  COM              422360305      229   153680 SH       Sole                   151255              2425
Hexcel Corp.                   COM              428291108     1348   103820 SH       Sole                    98495              5325
HSBC Holdings PLC Sponsor ADR  COM              404280406      833    14591 SH       Sole                    13714               877
Hudson Highland Group Inc.     COM              443792106      119    25000 SH       Sole                    25000
IBM, Inc.                      COM              459200101      755     5765 SH       Sole                     5315               450
Intel Corp.                    COM              458140100      843    41304 SH       Sole                    38559              2745
Interoil Corp.                 COM              460951106      269     3500 SH       Sole                     3500
ION Geophysical Corp.          COM              462044108     1303   220138 SH       Sole                   209996             10142
Ivanhoe Energy Inc.            COM              465790103       49    16975 SH       Sole                    16075               900
Johnson & Johnson, Inc.        COM              478160104      847    13150 SH       Sole                    12150              1000
JP Morgan Chase & Co.          COM              46625H100      872    20920 SH       Sole                    19170              1750
Kratos Defense & Security Solu COM              50077b207     2988   283188 SH       Sole                   270838             12350
Lifepoint Hospitals, Inc.      COM              53219L109     1700    52248 SH       Sole                    50073              2175
McDonalds Corp.                COM              580135101      825    13205 SH       Sole                    12305               900
Medtronic, Inc.                COM              585055106      811    18446 SH       Sole                    16896              1550
MFA Financial, Inc.            COM              55272X102     1665   226592 SH       Sole                   215152             11440
Moog Inc-Cl A                  COM              615394202     1060    36260 SH       Sole                    34645              1615
Nokia Corp.                    COM              654902204      481    37407 SH       Sole                    35027              2380
Novartis AG ADR                COM              66987v109      741    13613 SH       Sole                    13613
Omnicare, Inc.                 COM              681904108     2670   110418 SH       Sole                   105318              5100
Pacific Continental Corp       COM              69412V108      235    20500 SH       Sole                    20325               175
Par Technology Corp/Del        COM              698884103      398    68775 SH       Sole                    65500              3275
PerkinElmer, Inc.              COM              714046109     1047    50872 SH       Sole                    50792                80
Petroleo Brasilero S.A.        COM              71654v408      753    15800 SH       Sole                    14675              1125
Pfizer, Inc.                   COM              717081103      666    36604 SH       Sole                    32449              4155
Polyone Corp.                  COM              73179P106     1807   241900 SH       Sole                   229525             12375
Powerwave Technologies, Inc.   COM              739363109     2871  2278718 SH       Sole                  2174003            104715
Procter & Gamble Co.           COM              742718109      880    14520 SH       Sole                    13570               950
Rent-A-Center, Inc.            COM              76009N100     1585    89430 SH       Sole                    85265              4165
S1 Corp.                       COM              78463B101     2604   399329 SH       Sole                   381169             18160
Shaw Group, Inc.               COM              820280105     1150    39995 SH       Sole                    38330              1665
Southern National Bankcorp of  COM              843395104     1277   177425 SH       Sole                   169215              8210
Stancorp Financial Group Corp. COM              852891100     2186    54635 SH       Sole                    52020              2615
Superior Energy Services, Inc. COM              868157108     1148    47265 SH       Sole                    45825              1440
Symmetricom, Inc.              COM              871543104     2046   393538 SH       Sole                   373648             19890
Technitrol, Inc.               COM              878555101     2596   592780 SH       Sole                   566005             26775
Teletech Holdings, Inc.        COM              879939106     1637    81744 SH       Sole                    77629              4115
Tessera Technologies, Inc.     COM              88164L100     1307    56180 SH       Sole                    53295              2885
Thermo Fisher Scientific Inc.  COM              883556102      728    15275 SH       Sole                    14275              1000
Transocean Ltd                 COM              H8817H100      844    10196 SH       Sole                     9396               800
Vanguard Short-Term Bond ETF   COM              921937827      422     5310 SH       Sole                     4060              1250
Visa Inc.                      COM              92826C839      896    10250 SH       Sole                     9450               800
Vishay Intertechnology, Inc.   COM              928298108     2517   301395 SH       Sole                   286160             15235
Wal-Mart Stores, Inc.          COM              931142103      891    16674 SH       Sole                    15489              1185

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